General: Formation (Policies)	12 Months Ended
Dec. 31, 2011
Formation:
Formation

(a)         Formation

Mechel OAO (“Mechel”, formerly – Mechel Steel Group OAO) was incorporated on March 19, 2003, under the laws of the Russian Federation in connection with a reorganization to serve as a holding company for various steel and mining companies owned by two individual shareholders (the “Controlling Shareholders”). The Controlling Shareholders, directly or through their affiliates, either acquired existing companies or established new companies, at varying dates from 1995 through March 19, 2003, which were contributed to Mechel after its formation. Mechel and its subsidiaries are collectively referred to herein as the “Group”. Set forth below is a summary of the Group’s primary subsidiaries:

Name of subsidiary	Registered in	Core business	Date control acquired/ date of incorporation (*)	Interest in voting stock held by the Group at December 31,
				2011	2010	2009
Mechel International Holdings GmBH (MIH)	Switzerland	Holding and trading	July 1, 1995	100.0%	100.0%	100.0%
Mechel Metal Supply AG (MMS)	Liechtenstein	Trading	Oct 30, 2000	100.0%	100.0%	100.0%
Mechel Trading House (MTH)	Russia	Trading	June 23, 1997	100.0%	100.0%	100.0%
Southern Kuzbass Coal Company (SKCC)	Russia	Coal mining	Jan 21, 1999	96.6%	96.6%	95.9%
Tomusinsk Open Pit Mine (TOPM)	Russia	Coal mining	Jan 21, 1999	74.5%	74.5%	74.5%
Chelyabinsk Metallurgical Plant (CMP)	Russia	Steel products	Dec 27, 2001	94.2%	94.2%	94.2%
Southern Urals Nickel Plant (SUNP)	Russia	Nickel	Dec 27, 2001	84.1%	84.1%	84.1%
Vyartsilya Metal Products Plant (VMPP)	Russia	Steel products	May 24, 2002	93.3%	93.3%	93.3%
Beloretsk Metallurgical Plant (BMP)	Russia	Steel products	June 14, 2002	91.4%	91.4%	91.4%
Mechel Targoviste S.A.	Romania	Steel products	Aug 28, 2002	86.6%	86.6%	86.6%
Ural Stampings Plant (USP)	Russia	Steel products	April 24, 2003	93.8%	93.8%	93.8%
Korshunov Mining Plant (KMP)	Russia	Iron ore mining	Oct 16, 2003	85.6%	85.6%	85.6%
Mechel Campia Turzii S.A.	Romania	Steel products	June 20, 2003	86.6%	86.6%	86.6%
Mechel Nemunas (MN)	Lithuania	Steel products	Oct 15, 2003	100.0%	100.0%	100.0%
Mechel Energo	Russia	Power trading	Feb 3, 2004	100.0%	100.0%	100.0%
Port Posiet	Russia	Transportation	Feb 11, 2004	97.1%	97.1%	97.1%
Kaslinsky Architectural Art Casting Plant	Russia	Steel products	April 14, 2004	100.0%	100.0%	100.0%
Izhstal	Russia	Steel products	May 14, 2004	88.4%	88.4%	88.4%
Port Kambarka	Russia	Transportation	April 27, 2005	90.4%	90.4%	90.4%
Mechel Service	Russia	Trading	May 5, 2005	100.0%	100.0%	100.0%
Mechel Trading Ltd.	Switzerland	Trading	Dec 20, 2005	100.0%	100.0%	100.0%
Metals Recycling	Russia	Scrap collecting	March 14, 2006	100.0%	100.0%	100.0%
Moscow Coke and Gas Plant (Moskoks)	Russia	Coke production	Oct 4, 2006	99.5%	99.5%	99.5%
Southern Kuzbass Power Plant (SKPP)	Russia	Power generation	April 19, 2007	98.3%	98.3%	98.3%
Mechel Finance**	Russia	Corporate finance	June 6, 2007	–	100.0%	100.0%
Kuzbass Power Sales Company (KPSC)	Russia	Power sales	June 30, 2007	72.1%	72.1%	72.1%
Bratsk Ferroalloy Plant (BFP)	Russia	Ferroalloy production	Aug 6, 2007	100.0%	100.0%	100.0%
Yakutugol	Russia	Coal mining	Oct 19, 2007	100.0%	100.0%	100.0%
Mechel-Carbon	Switzerland	Trading	April 2, 2008	100.0%	100.0%	99.2%
Ductil Steel S.A. (Ductil Steel)	Romania	Steel products	April 8, 2008	100.0%	100.0%	100.0%
Oriel Resources Plc. (Oriel)	Great Britain	Chrome and nickel	Apr 17, 2008	100.0%	100.0%	100.0%
Mechel-Mining OAO	Russia	Holding	April 18, 2008	98.69%	98.69%	98.44%
HBL Holding GmbH (HBL)	Germany	Trading	Sept 26, 2008	100.0%	100.0%	100.0%
Mechel Remservice	Russia	Repairs	Feb 9, 2009	100.0%	100.0%	100.0%
The BCG Companies	USA	Coal mining	May 7, 2009	100.0%	100.0%	100.0%
Laminorul S.A..	Romania	Steel products	Feb 25, 2010	90.9%	90.9%	–
Ramateks	Turkey	Trading	June 18, 2010	100.0%	100.0%	–
Toplofikatsia Rousse (TPP Rousse)	Bulgaria	Power generation	Dec 9, 2010	100.0%	100.0%	49.0%
Mechel Mining Trading House	Russia	Trading	May 19, 2011	100.0%	–	–
Invicta Merchant Bar	Great Britain	Steel products	Aug 22, 2011	100.0%	–	–
Donetsk Electrometallurgical Plant (DEMP)	Ukraine	Steel products	Dec 22, 2011	100.0%	–	–

*     Date, when a control interest was acquired or a new company established by either the Group or Controlling Shareholders.

**    Mechel Finance was liquidated on February 24, 2011.